Statements of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss) attributable to ordinary shares	$ 529,713	$ 2,761,356	$ (376,372)	$ 6,865,501
Changes in operating assets and liabilities:
Prepaid expenses	(25,700)	24,233	(134,722)	99,722
Accrued professional fees, travel and other expenses	4,030,928	290,025	36,589	95,082
Accrued formation costs			0	0
Interest on Investments held in Trust Account	(5,105,671)	(3,216,244)	0	(7,669,551)
Withdrawal of interest from Trust Account to pay operating expenses	750,000		0	750,000
Net cash provided by (used in) operating activities	179,270	(140,630)	(474,505)	140,754
Cash flows from investing activities:
Proceeds deposited into Trust Account			(450,000,000)	0
Net cash used in investing activities			(450,000,000)	0
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering			450,000,000	0
Proceeds from sale of Private Placement Warrants to Sponsor			11,000,000	0
Proceeds of notes payable from Sponsor			300,000	0
Payment of underwriters discounts			(9,000,000)	0
Payment of accrued offering costs		(85,281)	(1,178,422)	0
Repayment of notes payable from Sponsor			(300,000)	0
Net cash provided by financing activities		(85,281)	450,846,578	0
Net change in cash	179,270	(225,911)	372,073	140,754
Cash at beginning of period	512,827	372,073	0	372,073
Cash at end of period	692,097	146,162	372,073	512,827
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation			15,750,000	0
Accrued offering costs		35,520	120,801	0
Class F ordinary shares
Cash flows from operating activities:
Net income (loss) attributable to ordinary shares	$ 0	$ 0	0	0
Cash flows from financing activities:
Proceeds from sale of Class F ordinary shares to Sponsor			$ 25,000	$ 0